DAVID JONES & ASSOC., P.C.

Law Firm

395 Sawdust Road, #2148

866-862-1719  (P)

The Woodlands, TX 77380

877-639-0675  (F)

May 31, 2011

VIA EDGAR

US Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC  20549

Re:

The MP63 Fund, Inc.

File Nos. 811-09053 and 333-65599

Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of MP63 Fund, Inc. (the “Fund”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant's Preliminary Proxy Statement which is to be used in connection with a special meeting of the shareholders of the Fund, scheduled to be held on Wednesday, July 20, 2011 (the “Special Meeting”).  This Preliminary Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy.  This information, including the Proxy Statement, will be mailed to the Fund’s shareholders on or about June 10, 2011.

The matters to be considered at the Special Meeting will be:

1.

Approval of a new investment advisory agreement with The Moneypaper Advisor, Inc. (the “Advisor”) by the Fund's shareholders; and

2.

Such other business as may properly arise at the meeting.

Please direct all questions or comments regarding the foregoing to me at 866-862-1719.  Thank you for your consideration.

Sincerely,

DAVID JONES & ASSOC., P.C.

/s/

DAVID D. JONES, Esq.